August 20, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Preliminary Proxy Statement,

dated August 20, 2021 for

The Value Line Tax Exempt Fund, Inc. (the “Fund”)

(File No. 2-87913; File No. 811-03904)

Ladies and Gentlemen:

Attached hereto for filing on behalf of the Fund pursuant to the Securities Act of 1933, as amended, and Rule 14a-6(b) thereunder, is the Preliminary Proxy Statement referenced above. The filing includes a Notice of Special Meeting of Shareholders of the Fund, Preliminary Proxy Statement, and proposed Plan of Liquidation and Termination of The Value Line Tax Exempt Fund, Inc. Should you have any questions or comments, please do not hesitate to contact me at (857) 928-0840 or Leonard Pierce at (617) 526-6440.

Very truly yours,

/s/ Gretchen Roin

Gretchen Roin

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